Deferred Income Tax - Amounts of Deductible Temporary Differences and Tax Losses Carried Forward by Expiration Date (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Deductible temporary differences	¥ 249,254	¥ 286,126
Total deductible temporary differences and tax losses carried forward	678,445	703,233
Tax losses carried forward which will expire in 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	17,910	18,345
Tax losses carried forward which will expire in 2 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	13,539	19,518
Tax losses carried forward which will expire in 3 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	34,740	14,944
Tax losses carried forward which will expire in 4 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	2,540	51,766
Tax losses carried forward which will expire in 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	140,072	4,347
Tax losses carried forward which will expire in 6 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	47,298	137,196
Tax losses carried forward which will expire in 7 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	41,376	46,489
Tax losses carried forward which will expire in 8 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	40,738	41,879
Tax losses carried forward which will expire in 9 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	34,344	40,620
Tax losses carried forward which will expire in 10 years and thereafter [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	¥ 56,634	¥ 42,003